Segmented information (Details)	12 Months Ended
	Jul. 31, 2025 USD ($) Segment	Jul. 31, 2024 USD ($)
Segment Reporting Information [Abstract]
Number of operating segments	1
Number of reportable segments	1
Revenues | $	$ 25,794	$ 0